SCHEDULE OF WARRANTS MEASURED USING BLACK-SCHOLES MODEL (Details) - Ensysce Biosciences, Inc [Member] - 2019 Warrants [Member]	Dec. 31, 2020 $ / shares
Measurement Input, Share Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price	$ 0.17
Measurement Input, Exercise Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price	$ 0.20
Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Term	10 years
Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants measurement input	59.9
Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants measurement input	1.9